Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable and Related Allowance for Doubtful Accounts
Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Loans	2,410,149	2,430,787
Credit loss allowance for loans receivable	(427,873)	(294,355)

Loans receivable, net	1,982,276	2,136,432

Schedule of Allowance for Loan Losses
The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2020, 2021 and 2022.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance	316,124	382,012	427,873
Impact of adoption of ASC 326 (Note 2(b))	303,291	—	—
Provision for loans receivable	463,175	374,243	415,902
Current period write off	(700,578)	(328,382)	(549,420)

Ending balance	382,012	427,873	294,355

Schedule of Aging of Loans	The following table presents loans receivable based on type of borrowers and delinquency as of December 31, 2021 and December 31, 2022:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2021
New borrowers	31,036	8,658	9,771	7,181	56,646	251,554	308,200
Repeat borrowers	93,254	25,998	26,061	21,617	166,930	1,935,019	2,101,949

Total	124,290	34,656	35,832	28,798	223,576	2,186,573	2,410,149

December 31, 2022
New borrowers	20,171	1,294	1,215	1,057	23,737	293,416	317,153
Repeat borrowers	67,249	10,514	10,537	10,113	98,413	2,015,221	2,113,634

Total	87,420	11,808	11,752	11,170	122,150	2,308,637	2,430,787